Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 220,603	¥ 220,851
Long term debt, Fair value	¥ 228,678	¥ 229,053